Document and Entity Information	Jan. 24, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	CF Acquisition Corp. V
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39953
Entity Tax Identification Number	85-1030340
Entity Address, Address Line One	Ruta 8 Km 17,500, Edificio 300
Entity Address, Address Line Two	Oficina 324 Zonamérica
Entity Address, City or Town	Montevideo
Entity Address, Postal Zip Code	91600
Entity Address, Country	UY
City Area Code	704
Local Phone Number	894-4482
Entity Information, Former Legal or Registered Name	CF Acquisition Corp. V
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828049
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CFFVU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFV
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CFFVW
Security Exchange Name	NASDAQ